Summary of significant accounting policies (Finite-Lived Intangible Assets Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2014
Game Licenses [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	1 year
Game Licenses [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	3 years
Software Licenses [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	2 years
Software Licenses [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	3 years
Capitalized Costs for Internally Generated Software [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	1 year
Capitalized Costs for Internally Generated Software [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	2 years